Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Convertible preferred shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Convertible preferred shares, authorized	6,196,004	6,186,240
Convertible preferred shares, issued	5,714,400	5,714,400
Convertible preferred shares, outstanding	5,714,400	5,714,400
Ordinary shares
Ordinary shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Ordinary shares, authorized	14,307,116	14,316,880
Ordinary shares, issued	2,578,760	2,578,760
Ordinary shares, outstanding	2,578,760	2,578,760
Convertible Ordinary 1 and 2 shares
Ordinary shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Ordinary shares, authorized	1,496,880	1,496,880
Ordinary shares, issued	1,496,880	1,496,880
Ordinary shares, outstanding	1,496,880	1,496,880